Organization and Principal Activities - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	7 Months Ended	12 Months Ended
	Sep. 25, 2018 $ / shares shares	Aug. 23, 2018 USD ($) $ / shares shares	Jul. 31, 2015 CNY (¥) shares	Jul. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 24, 2018 shares	Aug. 22, 2018 $ / shares shares	Jun. 30, 2018 shares	May 31, 2014 CNY (¥)
Organization And Principal Activities [Line Items]
Place of incorporation					E9
Entity incorporation date					2015-01
Ordinary shares issued in exchange of interest, value | ¥						¥ 633,508
Common stock, par value per share | $ / shares		$ 0.00001							$ 0.0001
Preferred shares, par value | $ / shares		$ 0.00001							0.0001
Stock split ratio		10
Surrender of outstanding shares after share split		0.90
Stock, conversion basis					IPO, 16,145,454 issued Class A Ordinary Shares held by certain key management founders, 33,818,182 issued Pre-IPO Class B Ordinary Shares held by Red Better, and 67,636,364 issued Pre-IPO Class B Ordinary Shares held by Mr. Chen’s wholly-owned entity Viomi Limited was automatically converted by way of re-designation and re-classification into Class B Ordinary Shares on a one-for-one basis, and the rest of the outstanding Class A Ordinary Shares, the rest of the outstanding Pre-IPO Class B Ordinary Shares, and all outstanding Series A Preferred Shares was automatically converted by way of re-designation and re-classification into Class A Ordinary Shares on a one-for-one basis.
Foshan Viomi and Beijing Viomi
Organization And Principal Activities [Line Items]
Percentage of beneficial ownership					100.00%
Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued						34,200,000	34,200,000
Ordinary shares, issued		4,000,000			98,444,732		90,200,000			33,818,182
Ordinary shares, transferred										16,145,454
Ordinary shares, surrendered										17,672,728
Common stock, par value per share | $ / shares					$ 0.00001		$ 0.00001		$ 0.0001
Ordinary shares, shares authorized					4,800,000,000		4,800,000,000		346,545,454
Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued					110,850,000		117,600,000
Common stock, par value per share | $ / shares					$ 0.00001		$ 0.00001
Ordinary shares, shares authorized					150,000,000		150,000,000
IPO
Organization And Principal Activities [Line Items]
Shares issued	34,200,000
Ordinary shares, shares authorized		5,000,000,000
Ordinary shares, Value of shares authorized | $		$ 50,000
Conversion ratio of Class B Ordinary Share into Class A ordinary shares		1
Stock, conversion basis					Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder thereof.
IPO | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Common stock, par value per share | $ / shares		$ 0.00001
Ordinary shares, shares authorized		4,800,000,000
Ordinary shares, voting rights		1
IPO | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Common stock, par value per share | $ / shares		$ 0.00001
Ordinary shares, shares authorized		150,000,000
Ordinary shares, voting rights		10
IPO | American Depositary Shares
Organization And Principal Activities [Line Items]
Shares issued	11,400,000
Shares issued price per share | $ / shares	$ 9.00
IPO | Designated Common Stock
Organization And Principal Activities [Line Items]
Common stock, par value per share | $ / shares		$ 0.00001
Ordinary shares, shares authorized		50,000,000
Foshan Viomi
Organization And Principal Activities [Line Items]
Change in basis of assets and liabilities | $							$ 0
Mr. Chen
Organization And Principal Activities [Line Items]
Equity investments amount | ¥											¥ 7,500
Initial equity interest percent											60.00%
Mr. Chen | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued		4,000,000
Tianjin Jinxing
Organization And Principal Activities [Line Items]
Equity investments amount | ¥											¥ 5,000
Initial equity interest percent											40.00%
Key Management Founders
Organization And Principal Activities [Line Items]
Equity investments amount | ¥											¥ 2,500
Key Management Founders | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued								16,145,454
Red Better Limited | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Ordinary shares, issued								33,818,182
Red Better Limited | Key Management Founders | Class A Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued			33,818,182
Ordinary shares issued in exchange of interest, value | ¥			¥ 2,500
Red Better Limited | Mr. Chen | Class B Redeemable Convertible Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued			67,636,364
Ordinary shares issued in exchange of interest, value | ¥			¥ 5,000
Viomi Limited | Class B Ordinary Shares
Organization And Principal Activities [Line Items]
Shares issued			67,636,364
Ordinary shares issued in exchange of interest, value | ¥			¥ 5,000
Ordinary shares, issued								67,636,364
Investors | Series A Preferred Shares
Organization And Principal Activities [Line Items]
Stock issued				18,181,818
Shares issued price per share | $ / shares				$ 1.1
Stock issued for consideration including conversion of outstanding bridge loans | $				$ 20,000
Outstanding bridge loans | $				$ 5,250